LEASES - Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lease liabilities [abstract]
Short-term leases	$ 203	$ 83	$ 367	$ 170